Short-Term Bank Loans - Schedule of Short-term Bank Loans (Details) - USD ($)		Jun. 30, 2019	Jun. 30, 2018
Short-term Debt		$ 2,914,000	$ 4,835,200
Short-term Bank Loan 1 [Member]
Short-term Debt	[1]		3,022,000
Short-term Bank Loan 2 [Member]
Short-term Debt	[2]	2,914,000
Short-term Bank Loan 3 [Member]
Short-term Debt	[3]		$ 1,813,200

[1]	In August 2016, Dongguan Jiasheng signed a loan agreement with Bank of Communication of China, Dongguan Branch to borrow RMB 26 million ($3.8 million) as working capital for one year with a due date on July 29, 2017. The loan was repaid in full upon maturity on August 8, 2017. In August 2017, the Company renewed the above loan for another year to July 31, 2018. The Company repaid the loan upon maturity on August 21, 2018.
[2]	On August 17, 2018, the Company entered into a line of credit agreement with Bank of Communication of China, Dongguan Branch to allow the Company to borrow RMB 30 million ($4.5 million) for one year with a maturity date on August 13, 2019. The Company had drawn down RMB 20 million ($3.0 million) of the loan to purchase raw materials on August 21, 2018. The loan bears a variable interest rate based on the prime interest rate set by the People's Bank of China at the time of borrowing, plus 1.5625 basis points. The Company pledged the land use right of approximately $2.2 million and buildings of approximately $8.4 million acquired from Meijia as the collateral to secure this loan (see Note 6 and Note 7). In addition, Mr. Silong Chen, the CEO of the Company, provided personal guarantee for the loan. On August 20, 2019, the Company repaid the loan upon maturity and entered into two new loan agreements with BCC to borrow RMB 18 million ($2.6 million) as working capital for one year (See Note 16).
[3]	On January 22, 2016, Dongguan Jiasheng entered into a loan agreement with ICBC to borrow RMB 12 million ($1.8 million) as working capital for one year with the maturity date on January 20, 2017. The loan bears a variable interest rate based on the prime interest rate set by the People's Bank of China at the time of borrowing, plus 50 basis points. The loan was renewed in January 2017 for another year, with the new maturity date of January 9, 2018. The loan was further renewed for another year upon maturity, with a new maturity date of January 10, 2019. On October 13, 2018, the Company repaid the loan in full before its maturity and has no plan to further renew the loan. In addition to the above loans borrowed from ICBC, the Company's principal shareholder, Mr. Silong Chen, pledged his personal assets as the collateral to safeguard a maximum line of credit of $2.3 million that Dongguan Jiasheng could borrow from ICBC during the period from February 12, 2015 to February 12, 2020. In addition, Mr. Silong Chen and his relatives jointly signed a maximum guarantee agreement with ICBC to provide an additional maximum RMB 16 million ($2.3 million) guarantee to any loan that Dongguan Jiasheng could borrow from ICBC during the period from February 12, 2015 to February 12, 2020. The Company has not yet drawn upon this line of credit.